Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 1,096	$ 1,017
Additions to property, plant and equipment	926	858
Additions to equipment costs (net)	12	21
Additions to other intangibles	158	138
Increase (decrease) in other liabilities related to ARO additions	(4)	3
Less: Proceeds on disposal of property, plant and equipment	(18)	(21)
Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	1,073	981
Total of capital expenditures and equipment costs (net)	1,087	1,003
Increase in working capital and other liabilities related to capital accruals	13	4
Less: Proceeds on disposal of property, plant and equipment	(18)	(21)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	938	701
Equipment costs (net of revenue)	14	22
Total of capital expenditures and equipment costs (net)	952	723
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	135	280
Total of capital expenditures and equipment costs (net)	$ 135	$ 280